Cover	Jun. 08, 2022
Cover [Abstract]
Entity Registrant Name	Issuer Direct Corporation
Entity Central Index Key	0000843006
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 08, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-1331503
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 2	Suite 1001
Entity Address City Or Town	Raleigh
Entity File Number	1-10185
Entity Address Postal Zip Code	27603
City Area Code	919
Local Phone Number	481-4000
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ISDR
Security Exchange Name	NYSEAMER
Entity Address Address Line 1	One Glenwood Drive
Entity Address State Or Province	NC